Share Capital - Summary of Stock Option Awards (Details) $ / shares in Units, $ in Thousands	6 Months Ended
	Oct. 31, 2024 CAD ($) yr shares $ / shares	[1]
January 19, 2024 | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 19, 2024
Stock options granted | shares	240,000
Exercisable price/option	$ 1.48
Awarded to	Directors
Share price on grant date	$ 1.48	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.64%
Expected life | yr	5
Fair value | $	$ 400
January 4, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 4, 2023
Stock options granted | shares	8,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 12
January 23, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 23, 2023
Stock options granted | shares	8,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 12
March 1, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 1, 2023
Stock options granted | shares	8,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 12
March 15, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	March 15, 2023
Stock options granted | shares	4,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 6
April 2, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 2, 2023
Stock options granted | shares	4,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 6
May 8, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 8, 2023
Stock options granted | shares	4,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 6
May 23, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 23, 2023
Stock options granted | shares	4,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 6
June 11, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 11, 2023
Stock options granted | shares	8,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 12
August 8, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 8, 2023
Stock options granted | shares	4,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 6
November 13, 2023 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	November 13, 2023
Stock options granted | shares	8,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 12
January 1, 2024 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 1, 2024
Stock options granted | shares	12,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 18
February 1, 2024 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 1, 2024
Stock options granted | shares	4,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 6
February 19, 2024 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 19, 2024
Stock options granted | shares	12,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 18
February 20, 2024 | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	February 20, 2024
Stock options granted | shares	4,000
Exercisable price/option	$ 1.47
Awarded to	Employees
Share price on grant date	$ 1.47	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	3.68%
Expected life | yr	10
Fair value | $	$ 6
September 18, 2023 | Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	September 18, 2023
Stock options granted | shares	204,767
Exercisable price/option	$ 0.86
Awarded to	Executives
Share price on grant date	$ 0.86	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	2.88%
Expected life | yr	10
Fair value | $	$ 200
August 3, 2024 | Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	August 3, 2024
Stock options granted | shares	595,000
Exercisable price/option	$ 0.86
Awarded to	Executives
Share price on grant date	$ 0.86	[2]
Dividend yield	0.00%
Expected volatility	77.00%
Risk- free rate	2.88%
Expected life | yr	10
Fair value | $	$ 600

[1]	Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
[2]	Priced in U.S. dollars